Financial liabilities - borrowings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial liabilities - borrowings
18. Financial liabilities – borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2019	2018
Non-current
1.875% euro notes 2021 (nominal amount €195m; 2018 nominal amount €250m)	170	233
3.75% US dollar notes 2022 (nominal amount $117m)	89	92
3.25% US dollar notes 2023 (nominal amount $94m)	72	74
1.375% euro notes 2025 (nominal amount €300m)	262	273
Revolving credit facility	230	—
Lease liabilities (see note 35)	749	2

	1,572	674

Current
Due within one year or on demand:
Bank loans and overdrafts	3	43
Lease liabilities (see note 35)	89	3

	92	46

Total borrowings	1,664	720

Included in the
non-current
borrowings above is £5m of accrued interest (2018: £6m). Included in the current borrowings above is £nil of accrued interest (2018: £nil).
Prior to 1 January 2019 the Group leased certain equipment under a number of finance lease agreements which were included within Financial liabilities – borrowings. On the application of IFRS 16 at 1 January 2019 (see note 1b) all lease liabilities are now included within Financial liabilities – borrowings.
The maturities of the Group’s
non-current
borrowings are as follows:

All figures in £ millions	2019	2018
Between one and two years	251	1
Between two and five years	609	400
Over five years	712	273

	1,572	674

The carrying amounts and market values of borrowings are as follows:

	2019			2018
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
Bank loans and overdrafts	n/a	3	3	n/a	43	43
1.875% euro notes 2021	2.04%	170	170	2.04%	233	233
3.75% US dollar notes 2022	3.94%	89	90	3.94%	92	91
3.25% US dollar notes 2023	3.36%	72	72	3.36%	74	71
1.375% euro notes 2025	1.44%	262	263	1.44%	273	266
Revolving credit facility	1.075%	230	230	—	—	—
Lease liabilities	n/a	838	838	n/a	5	5

		1,664	1,666		720	709

The market values stated above are based on clean market prices at the year end or, where these are not available, on the quoted market prices of comparable debt issued by other companies. The effective interest rates above relate to the underlying debt instruments.
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2019	2018
US dollar	539	188
Sterling	576	23
Euro	442	506
Other	107	3

	1,664	720

The Group has $0.9bn (£0.7bn) of undrawn capacity on its committed borrowing facilities as at 31 December 2019 (2018: $1.75bn (£1.4bn) undrawn). In addition, there are a number of short-term facilities that are utilised in the normal course of business. All of the Group’s borrowings are unsecured. In respect of lease obligations, the rights to the leased asset revert to the lessor in the event of default.